INVENTORY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORY	Inventory consists of the following:
	June 30, 2023	December 31, 2022
Raw material	$38,713	$42,586
Finished goods	5,485	7,260
Total inventory	$44,198	$49,846
Inventory consists of the following:
	December 31, 2022	December 31, 2021
Raw material	$42,586	$22,885
Finished goods	7,260	4,242
Total inventory	$49,846	$27,127